Discretionary decisions and sources of estimation uncertainties - Percentage of Accounts Receivable (Details) - debtor	Dec. 31, 2017	Dec. 31, 2016
Trade accounts Receivable and Allowance for Doubtful Accounts
Number of single debtor other than U.S. Medicare and Medicaid accounted for more than 5% of total trade accounts receivable	0	0
Percentage of trade accounts receivable	100.00%	100.00%
U.S. Government health care programs
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	28.00%	30.00%
U.S. commercial payors
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	15.00%	16.00%
U.S. hospitals
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	11.00%	8.00%
Self-pay of U.S. patients
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	1.00%	2.00%
Other North America Segment payors
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	2.00%	2.00%
Product customers and health care payors outside the North America Segment
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of trade accounts receivable	43.00%	42.00%
Maximum
Trade accounts Receivable and Allowance for Doubtful Accounts
Percentage of accounts receivable pending approval from third party payors	3.00%